Document and Entity Information	0 Months Ended
Apr. 29, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 29, 2015
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Apr. 29, 2015
Document Effective Date	Apr. 29, 2015
Prospectus Date	Nov. 25, 2014
Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:
Trading Symbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:
Trading Symbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:
Trading Symbol	DDBIX
Dreyfus Emerging Markets Debt Local Currency Fund | Class Y
Risk/Return:
Trading Symbol	DDBYX